33. Financial instruments and risk management (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Aircraft Fuel - Operating Costs [Member] | Fuel Risk [Member] | Decline In Prices/Barrel (-50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	28.42
Total exposure	R$ (942,142)
Aircraft Fuel - Operating Costs [Member] | Fuel Risk [Member] | Decline In Prices/Barrel (-25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	42.62
Total exposure	R$ (557,695)
Aircraft Fuel - Operating Costs [Member] | Fuel Risk [Member] | Increase In Prices/Barrel (+25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	71.04
Total exposure	R$ 345,830
Aircraft Fuel - Operating Costs [Member] | Fuel Risk [Member] | Increase In Prices/Barrel (+50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	85.25
Total exposure	R$ 826,924
Foreign Currency Risk Derivatives [Member] | Foreign Exchange Rate Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	4.0307
Total exposure	R$ 11,804,517